Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 22. Related Party Transactions

Related parties include the directors, executive officers, director nominees or greater than 5% shareholders, and their respective immediate family members. There are agreements among the Company’s affiliates to which the Company is a party or subject to, including a name license and an unsecured revolving credit facility. The Company’s significant related party transactions as of and for the year ended December 31, 2013 were as follows:

•	Interest of $34.7 million was incurred in 2012 relating to a note payable due to Brookfield Office Properties, an affiliate of the Company. The note was paid in full in December of 2012 and there was no balance outstanding at December 31, 2013 or 2012.

•	Interest of $11.7 million was incurred in 2012 relating to an unsecured revolving operating facility with a subsidiary of Brookfield Asset Management Inc. There was no outstanding balance on the facility at December 31, 2013 or 2012.

•	During the year ended December 31, 2013, the Company paid $17.7 million (2012 – $39.8 million) to Brookfield Asset Management Inc. for Canadian tax credits. The transactions were recorded at the exchange amount.

•	During the year ended December 31, 2013, the Company purchased the tax attributes of a subsidiary of Brookfield Asset Management Inc. in consideration for a $33.3 million non-interest bearing promissory note. These transactions were recorded at the exchange amount.

•	During 2012, the Company purchased the tax attributes of a subsidiary of Brookfield Asset Management Inc. in consideration for a $25.6 million non-interest bearing promissory note. During the year ended December 31, 2013, the note was repaid in full. These transactions were recorded at the exchange amount.

•	During the year ended December 31, 2013, the Company acquired finished lots from a subsidiary of Brookfield Asset Management Inc. in California. The transaction was deemed to be in the normal course of business on market terms, including a profit share agreement, and was measured at the exchange value of $28.8 million as a purchase of assets.